Significant Accounting Policies (Schedule of Estimated Useful LIves of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Buildings [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	30 years
Buildings [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	15 years
Technical equipment and machinery [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	33 years	[1]
Technical equipment and machinery [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	5 years	[1]
Dikes and evaporating ponds [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	40 years	[2]
Dikes and evaporating ponds [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	20 years	[2]
Other [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	10 years
Other [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Depreciation in Years	3 years

[1]	Mainly 33 years
[2]	Mainly 40 years